Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Lab services & supplies	$ 7,131	$ 160,482	$ 6,080
Professional fees	42,382	167,386	73,090
Total accrued liabilities	$ 49,513	$ 327,868	$ 196,020